Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	26 Months Ended	30 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Aug. 24, 2022	Apr. 27, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Nov. 07, 2014
C000138493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF — NAV Return
Account Value	$ 11,105	$ 11,105	$ 11,105	$ 11,105	$ 11,105	$ 11,557	$ 11,824			$ 9,967	$ 5,968	$ 7,068	$ 7,824	$ 7,378	$ 6,906	$ 7,001	$ 10,000
Average Annual Return, Percent	(3.93%)			9.45%	1.06%
C000234823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF — NAV Return
Account Value	$ 5,521	5,521	$ 5,521	$ 5,521	$ 5,521	6,183	6,851		$ 10,000
Average Annual Return, Percent	(10.70%)		(21.09%)
C000237566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Agriculture Commodity Strategy No K-1 ETF — NAV Return
Account Value	$ 13,070	$ 13,070	$ 13,070	13,070	13,070	10,803	9,659	$ 10,000
Average Annual Return, Percent	20.98%	13.03%
MSCI ACWI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net)
Account Value	$ 13,590	$ 13,590	$ 13,590	$ 13,590	$ 13,590	10,234	9,261	10,000	10,000	20,331	14,810	14,120	12,541	12,606	10,232	10,027	10,000
Average Annual Return, Percent	32.79%	15.07%	12.01%	11.08%	9.11%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,425	$ 10,425	$ 10,425	$ 10,425	$ 10,425	9,517	9,356	10,000	10,000	11,675	11,823	11,192	10,218	10,431	10,310	9,764	10,000
Average Annual Return, Percent	9.55%	1.92%	(0.26%)	(1.64%)	0.30%
Bloomberg Global Aggregate C000234823 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	9.54%
DBIQ Optimum Yield Diversified Commodity Index Excess Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	DBIQ Optimum Yield Diversified Commodity Index Excess Return
Account Value	$ 10,259	$ 10,259	$ 10,259	$ 10,259	$ 10,259	11,174	11,893			10,089	5,939	7,078	7,865	7,458	6,959	7,039	10,000
Average Annual Return, Percent	(8.19%)			7.71%	0.26%
DBIQ Optimum Yield Diversified Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	DBIQ Optimum Yield Diversified Commodity Index Total Return
Account Value	$ 12,198	12,198	12,198	$ 12,198	$ 12,198	12,608	12,768			$ 10,688	$ 6,288	$ 7,448	$ 8,094	$ 7,540	$ 6,979	$ 7,041	$ 10,000
Average Annual Return, Percent	(3.25%)			10.37%	2.01%
S And P GSCI Electric Vehicle Metals Excess Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Electric Vehicle Metals Excess Return Index
Account Value	$ 4,744	4,744	$ 4,744	$ 4,744	$ 4,744	5,720	6,827		10,000
Average Annual Return, Percent	(17.06%)		(25.72%)
S And P GSCI Electric Vehicle Metals Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Electric Vehicle Metals Total Return Index
Account Value	$ 5,320	5,320	$ 5,320	5,320	5,320	6,086	6,909		$ 10,000
Average Annual Return, Percent	(12.59%)		(22.24%)
DBIQ Diversified Agriculture Index Excess Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	DBIQ Diversified Agriculture Index Excess Return
Account Value	$ 11,904	$ 11,904	$ 11,904	11,904	11,904	10,305	9,622	10,000
Average Annual Return, Percent	15.51%	8.30%
DBIQ Diversified Agriculture Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	DBIQ Diversified Agriculture Index Total Return
Account Value	$ 13,266	$ 13,266	13,266	13,266	13,266	10,899	9,682	10,000
Average Annual Return, Percent	21.72%	13.81%
S And P GSCI Agriculture Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Agriculture Index - TR
Account Value	$ 8,692	$ 8,692	$ 8,692	$ 8,692	$ 8,692	$ 9,358	$ 9,998	$ 10,000
Average Annual Return, Percent	(7.12%)	(6.22%)